Major Group Investments Direct and Indirect - Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Cardinal Resources Limited Options [member] | Equity investments [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Effective interest rate in stock option	20.00%